Restructuring	6 Months Ended
Jun. 30, 2017
Restructuring
4. Restructuring

Restructuring charges
A restructuring charge of $7.8 million was recognized during the three months ended June 30, 2017 under a restructuring plan adopted following a review of operations.  The restructuring plan reflected resource rationalization across the business to improve resource utilization.

Details of the restructuring charge recognized in the three and six months ended June 30, 2017 are as follows;

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)

Restructuring charges	$7,753	$4,094	$7,753	$4,094

Total	$7,753	$4,094	$7,753	$4,094

Details of the movement in the restructuring charge recognized in the three and six months ended June, 30 2017 are as follows;

Workforce reductions
(in thousands)
Initial restructuring charge recorded	$7,753
Cash payments	$(512)
Foreign exchange movement	-

Provision at June 30, 2017	$7,241

Prior Periods Restructuring charges
A restructuring charge of $8.2 million was recognized during the year ended December 31, 2016 under a restructuring plan adopted following a review by the Company of its operations.  The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in a charge of $6.2 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.0 million during the twelve months ended December 31, 2016.  No additional charge was recorded during the six months ended June 30, 2017.
	Workforce	Onerous
	Reductions	Lease	Total
	(in thousands)

Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	-	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(757)	(1,150)
Provision at June 30, 2017	-	$641	$641

At June 30, 2017, $7.9 million is included within other liabilities and $0.5 million within non-current other liabilities.